NET INCOME PER SHARE (Details) - Pre-funded warrants - Class A ordinary shares - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants to purchase shares of ordinary shares	53,599,890	53,600,000
Warrants exercise price		$ 0.00001
Shares cancelled	110